UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2010

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
				    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management, LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Casey McCandless
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 		Date of Signing:
Casey McCandless	Memphis, Tennessee	07/21/2010

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 1
Form 13F Information Table Entry Total:88
Form 13F Information Table Value Total:	417541

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.


FORM 13F INFORMATION TABLE VOTING AUTHORITY

NAME OF ISSUER TITLE OF CLASS CUSIP VALUE (x$1000) SHARES/PRN AMT SH/PRN
 PUT/CALL INVSTMT DSCRETN OTHER MNGRS SOLE SHARED NONE

Annuity & Life Re Hldgs Ltd Sh Common G03910109 10937 24533809 SH Sole
24533809 0

Benda Pharmaceuticals Inc Common 08165P108 871 22337998 SH Sole 22337998 0

China Biotics Inc Com Common 16937B109 2991 229900 SH Other 01 0 229900

China Biotics Inc Com Common 16937B109 19916 1530850 SH Sole 1530850 0

China Farm Equipment Ltd Common Y1489R101 219 1091000 SH Other 01 0 1091000

China Farm Equipment Ltd Common Y1489R101 320 1598000 SH Sole 1598000 0

China Housing and Land Develop Common 16939V103 410 176801 SH Other 01 0
176801

China Housing and Land Develop Common 16939V103 2472 1065312 SH Sole
1065312 0

China Pharma Hldgs Inc Com Common 16941T104 170 61900 SH Other 01 0 61900

China Pharma Hldgs Inc Com Common 16941T104 5767 2097216 SH Sole 2097216 0

China Ritar Power Corp Common 169423100 1656 492473 SH Other 01 0 492473

China Ritar Power Corp Common 169423100 12661 3764914 SH Sole 3764914 0

China Shoto Ord Gbp0.10 Common G2158V100 47 17000 SH Other 01 0 17000

China Shoto Ord Gbp0.10 Common G2158V100 357 128000 SH Sole 128000 0

China Sky One Med Inc Com Common 16941P102 847 75400 SH Other 01 0 75400

China Sky One Med Inc Com Common 16941P102 10845 964824 SH Sole 964824 0

China Yida Hldg Co Com New Common 16945D204 1917 132300 SH Other 01 0 132300

China Yida Hldg Co Com New Common 16945D204 32852 2758557 SH Sole 2758557 0

China Zenith Chemical Group Lt Common G215A1103 2378 98501000 SH Other 01
0 98501000

China Zenith Chemical Group Lt Common G215A1103 11880 492108326 SH Sole
492108326 0

Conocophillips Nfs Llc Is Common 20825C104 833 16975.638 SH Other 01 0 16976

Conocophillips Nfs Llc Is Common 20825C104 3445 70181.403 SH Sole 70181 0

Cornerstone Inds Intl Inc C Common 21924X106 0 61235 SH Sole 61235 0

Dnb Nor Asa Ord Shs Common R1812S105 6271 645800 SH Other 01 0 645800

Dnb Nor Asa Ord Shs Common R1812S105 22911 2359380 SH Sole 2359380 0

Eiker Sparebank Asa Primary Ca Common R1984E108 383 87023 SH Sole 87023 0

Enerchina Holdings Limited Hk Common G30392131 2626 162298263 SH Other 01
0 162298263

Enerchina Holdings Limited Hk Common G30392131 7317 452224450 SH Sole
452224450 0

Far Eastone Telecommunication Common Y7540C108 821 664505 SH Other 01 0 664505

Far Eastone Telecommunication Common Y7540C108 3766 3047802 SH Sole 3047802 0

Full Apex Holdings Ltd Shs Common G3687W106 2691 20872000 SH Other 01
0 20872000

Full Apex Holdings Ltd Shs Common G3687W106 8501 65938099 SH Sole 65938099 0

Fushi Intl Inc Com Common 36113C101 3492 426886 SH Other 01 0 426886

Fushi Intl Inc Com Common 36113C101 20554 2512747 SH Sole 2512747 0

Guangdong Nan Yue Logistics Common Y2930Z106 1228 4878731 SH Other 01
0 4878731

Guangdong Nan Yue Logistics Common Y2930Z106 5167 20527000 SH Sole 20527000 0

Heng Tai Consumablesgroup Ltd Common G44035106 1401 15584500 SH Other 01
0 15584500

Heng Tai Consumablesgroup Ltd Common G44035106 4204 46766332 SH Sole
46766332 0

Huiyin Household Appliances Common B6448T4HK 13700 60574843 SH Sole
60574843 0

Jiangbo Pharmaceuticals Inc Common 47737R101 2019 214077 SH Sole 214077 0

Kingboard Copper Foil Hldgs Or Common G52567107 3602 16490000 SH Other 01
0 16490000

Kingboard Copper Foil Hldgs Or Common G52567107 12958 59314028 SH Sole
59314028 0

Liandi Clean Technology Inc Co Common 52989W105 380 100000 SH Sole 100000 0

Luye Pharma Group Ltd Common G5722Z101 1831 2764000 SH Other 01 0 2764000

Luye Pharma Group Ltd Common G5722Z101 9924 14977870 SH Sole 14977870 0

Mobileone Ltd Common Y8838Q122 3719 2426000 SH Other 01 0 2426000

Mobileone Ltd Common Y8838Q122 11594 7563895.262 SH Sole 7563895 0

Murphy Oil Corp Common 626717102 396 8000 SH Sole 8000 0

Orient Paper Inc Common 68619F205 5589 836643 SH Sole 836643 0

People S Food Holdings Ltd Common G7000R108 1298 3071000 SH Other 01 0 3071000

People S Food Holdings Ltd Common G7000R108 3018 7142265 SH Sole 7142265 0

Qiao Xing Mobile Communicat Common G73031109 242 92950 SH Other 01 0 92950

Qiao Xing Mobile Communicat Common G73031109 1235 475130 SH Sole 475130 0

RCG Holdings Ltd HK Common ZZZ99V928 487 807000 SH Other 01 0 807000

RCG Holdings Ltd HK Common ZZZ99V928 2443 4048037 SH Sole 4048037 0

Regal Petroleum Plc Shs Common G7476L106 1864 4658000 SH Other 01 0 4658000

Regal Petroleum Plc Shs Common G7476L106 6507 16258509 SH Sole 16258509 0

Sandnes Sparebank Primary Ca Common R74676108 212 14850 SH Sole 14850 0

SGOCO Technology Ltds Common G80751103 2000 250000 SH Sole 250000 0

Shengtai Pharmaceutical Common 823214101 3495 2912568 SH Sole 2912568 0

Singapore Reinsurance Npv Common Y7996A101 713 3983300 SH Other 01 0 3983300

Singapore Reinsurance Npv Common Y7996A101 2075 11589419 SH Sole 11589419 0

Sinolink Worldwide Hldgs Ltd Common G8165B102 2913 20256500 SH Other 01
0 20256500

Sinolink Worldwide Hldgs Ltd Common G8165B102 8318 57831750 SH Sole
57831750 0

Sparebanken Midt Norge Common R82401101 288 43920 SH Other 01 0 43920

Sparebanken Midt Norge Common R82401101 1066 162360 SH Sole 162360 0

Sparebanken Nord Norge Prim Common R8288N106 741 49415 SH Other 01 0 49415

Sparebanken Nord Norge Prim Common R8288N106 3002 200239 SH Sole 200239 0

Sparebanken Vest As Primary Ca Common R8323C107 312 51400 SH Sole 51400 0

Taiwan Mobile Co Ltdshs Common Y84153215 1619 791995 SH Other 01 0 791995

Taiwan Mobile Co Ltdshs Common Y84153215 9344 4569699 SH Sole 4569699 0

Tethys Petroleum Limited Usd O Common G87636109 6493 4896800 SH Other 01
0 4896800

Tethys Petroleum Limited Usd O Common G87636109 38480 29019700 SH Sole
29019700 0

Tianyin Pharmaceutical Co Inc Common 88630M104 302 109450 SH Other 01 0 109450

Tianyin Pharmaceutical Co Inc Common 88630M104 5817 2107780 SH Sole 2107780 0

Totens Sparebank As Primary Ca Common R92151100 156 11780 SH Other 01 0 11780

Totens Sparebank As Primary Ca Common R92151100 1094 82727 SH Sole 82727 0

Truly Intl Hldgs Hkd0.10 Common G91019102 1961 1757000 SH Other 01 0 1757000

Truly Intl Hldgs Hkd0.10 Common G91019102 6583 5899000 SH Sole 5899000 0

United Food Holdingsltd Common G9232V105 863 18536488 SH Other 01 0 18536488

United Food Holdingsltd Common G9232V105 2528 54287900 SH Sole 54287900 0

VLOV Common 918258104 1243 414278 SH Sole 414278 0

Wuyi International Pharmaceut Common G98089108 1660 15762500 SH Other 01
0 15762500

Wuyi International Pharmaceut Common G98089108 16328 155062500 SH Sole
155062500 0

         417541